Cover	12 Months Ended
Dec. 31, 2020 shares
Entity Listings [Line Items]
Document type	20-F
Document period end date	Dec. 31, 2020
Amendment flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity registrant name	Diana Shipping Inc.
Entity central index key	0001318885
Entity current reporting status	Yes
Entity voluntary filers	No
Entity File Number	001-32458
Current fiscal year end date	--12-31
Entity filer category	Accelerated Filer
Entity well known seasoned issuer	No
Entity Emerging Growth Company	false
Document Shell Company Report	false
Entity common stock shares outstanding	89,275,002
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	1T
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Entity Address Address Line 1	Pendelis 16
Entity Address Postal Zip Code	175 64 Palaio Faliro
Entity Address City Or Town	Athens
Entity Address, Country	GR
Entity Shell Company	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value including the Preferred Stock Purchase Rights
Trading Symbol	DSX
Security Exchange Name	NYSE
Series B Cumulative Redeemable Perpetual Preferred Shares at 8.875% [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.875% Series B Cumulative Redeemable Perpetual Preferred Shares, $0.01 par value
Trading Symbol	DSXPRB
Security Exchange Name	NYSE